FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - Trade and other receivables	Jun. 30, 2025 USD ($)
Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.39%
More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.03%
More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.10%
More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	1.01%
More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.34%
More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	0.04%
More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	24.90%
More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected Loss rate	79.60%
Gross carrying amount
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ 173,963,717
Gross carrying amount | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	125,583,929
Gross carrying amount | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	10,142,922
Gross carrying amount | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	3,990,398
Gross carrying amount | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	1,581,056
Gross carrying amount | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	3,362,450
Gross carrying amount | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	722,431
Gross carrying amount | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	16,729,503
Gross carrying amount | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	11,851,028
Allowance for impairment of trade debtors
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(14,123,463)
Allowance for impairment of trade debtors | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(489,540)
Allowance for impairment of trade debtors | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(3,206)
Allowance for impairment of trade debtors | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(4,155)
Allowance for impairment of trade debtors | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(16,047)
Allowance for impairment of trade debtors | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(11,449)
Allowance for impairment of trade debtors | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(302)
Allowance for impairment of trade debtors | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	(4,165,044)
Allowance for impairment of trade debtors | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Trade receivables	$ (9,433,720)